CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible preferred stock par value (in dollars per share)	$ 1.00
Convertible preferred stock shares authorized (in shares)	10,000,000
Convertible preferred stock, shares issued (in shares)	167,284
Convertible preferred stock, outstanding (in shares)	167,284
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	67,458,000	66,296,000
Common stock, shares outstanding (in shares)	50,645,000	49,775,000